Earnings Per Share (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share Basic And Diluted [Line Items]
Basic	10,830,312	7,339,979	9,193,101	6,936,452
Effect of exercise of options and Warrants			598,392	641,109
Diluted	10,830,312	7,922,529	9,791,493	7,577,561
Warrant [Member]
Earnings Per Share Basic And Diluted [Line Items]
Effect of exercise of options and Warrants	0	582,075
Employee Stock Option [Member]
Earnings Per Share Basic And Diluted [Line Items]
Effect of exercise of options and Warrants	0	475